Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These unaudited condensed consolidated financial statements include the accounts of the Company and have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been made.

These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited annual financial statements and notes thereto included in the Company’s 2023 Annual Report on Form 20-F, as filed with the U.S. Securities and Exchange Commission on April 30, 2024. The results of operations for these interim periods are not necessarily indicative of the operating results for any future period. The December 31, 2023 financial information has been derived from the Company’s audited financial statements.

Use of Estimates

Use of Estimates

The preparation of interim financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments and assumptions that affect the reported amounts in the consolidated balance sheets and statements of operations, it also requires that management exercise its judgment in applying the Company’s accounting policies. On an ongoing basis, management evaluates its estimates, including estimates related to its stock-based compensation expense and implicit interest rate on new lease liabilities. Significant estimates in these interim financial statements include estimates made for accrued research and development expenses and stock-based compensation expenses.

Functional Currency and Translation to The Reporting Currency

Functional Currency and Translation to The Reporting Currency

The functional currency of the Company is the U.S. dollar because the U.S. dollar is the currency of the primary economic environment in which the Company operates and expects to continue to operate in the foreseeable future.

Balances related to non-monetary assets and liabilities are based on translated amounts as of the date of the change, and non-monetary assets acquired and liabilities were translated at the approximate exchange rate prevailing at the date of the transaction. Transactions included in the statement of income were translated at the approximate exchange rate in effect at the time of the transaction.

1 U.S. dollar = 3.759 NIS and 3.627 NIS as of June 30, 2024 and December 31, 2023, respectively.

The U.S. dollar increased against the NIS 2.12%, 3.64%, 2.35% and 5.14% in the three and six month periods ended June 30, 2024 and 2023, respectively.

Recently Adopted Accounting Standards	Recently Adopted Accounting Standards During the three months ended June 30, 2024, the Company was not required to adopt any recently issued accounting standards.
Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is intended to provide enhanced segment disclosures. The standard will require disclosures about significant segment expenses and other segment items and identifying the Chief Operating Decision Maker and how they use the reported segment profitability measures to assess segment performance and allocate resources. These enhanced disclosures are required for all entities on an interim and annual basis, even if they have only a single reportable segment. The standard is effective for years beginning after December 15, 2023 and interim periods within annual periods beginning after December 15, 2024, and early adoption is permitted. The Company does not believe that adoption of this ASU will have a material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to provide enhancements to annual income tax disclosures. The standard will require more detailed information in the rate reconciliation table and for income taxes paid, among other enhancements. The standard is effective for years beginning after December 15, 2024, early adoption is permitted. The Company does not believe that adoption of this ASU will have a material impact on the Company’s consolidated financial statements.

Significant Accounting Policies

Significant Accounting Policies

There have been no material changes to the significant accounting policies previously disclosed in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023.